Plant and Equipment (Shenzhen Yeller Audio & Video Technology Co., Ltd.)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Plant and Equipment
6.	Plant and Equipment

	Computer equipment	Furniture and fittings	Office equipment	Leasehold improvement	Total
	$	$	$	$	$
Cost
At December 31,2020 (Audited)	776	1,256	1,219	-	3,251
Additions during the year	-	-	-	-	-
Disposals during the year	-	-	-	-	-
Effects of currency translation	9	14	14	-	37
At June 30, 2021 (Unaudited)	785	1,270	1,233	-	3,288

Accumulated depreciation
At December 31,2020 (Audited)	227	754	1,034	-	2,015
Depreciation during the year	-	158	114		272
Disposals during the year	-	-	-	-	-
Effects of currency translation	9	9	19		37
At June 30, 2021 (Unaudited)	236	921	1,167	-	2,324
Net book value
At December 31, 2020 (Audited)	549	502	185	-	1,236
At June 30, 2021 (Unaudited)	549	349	66	-	964

6.	Plant and Equipment

	Computer equipment	Furniture and fittings	Office equipment	Leasehold improvement	Total
	$	$	$	$	$
Cost
At December 31,2019 (Audited)	368	651	1,142	612,507	614,668
Additions during the year	382	560	-	10,231	11,173
Disposals during the year	-	-	-	(622,738)	(622,738)
Effects of currency translation	26	45	77	-	148
At December 31, 2020 (Audited)	776	1,256	1,219	-	3,251

Accumulated depreciation
At December 31,2019 (Audited)	-	374	588	246,222	247,184
Depreciation during the year	212	331	379	141,297	142,219
Disposals during the year	-	-	-	(387,519)	(387,519)
Effects of currency translation	15	49	67	-	131
At December 31, 2020 (Audited)	227	754	1,034	-	2,015
Net book value
At December 31, 2019 (Audited)	368	277	554	366,285	367,484
At December 31, 2020 (Audited)	549	502	185	-	1,236

Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Plant and Equipment
4.	Plant and Equipment

	Furniture and fittings	Office equipment	Leasehold improvement	Total
	$	$	$	$
Cost
At December 31,2019	651	1,142	612,507	614,300
Additions during the year	518	-	5,659	6,177
Effects of currency translation	(9)	(16)	(8,794)	(8,819)
At June 30, 2020	1,160	1,126	609,372	611,658
Accumulated depreciation
At December 31,2019	374	588	246,222	247,184
Depreciation during the year	107	188	69,950	70,245
Effects of currency translation	(5)	(8)	(3,535)	(3,548)
At June 30, 2020	476	768	312,637	313,881

Net book value
At December 31, 2019	277	554	366,285	367,116
At June 30, 2020	684	358	296,735	297,777

Depreciation expense for the six months ended June 30, 2020 and 2019 was $70,245 and $71,836, respectively.

5.	Plant and Equipment

	Furniture and fittings	Office equipment	Leasehold improvement	Total
	$	$	$	$
Cost
At December 31,2018	660	1,157	616,734	618,551
Additions during the year	-	-	3,832	3,832
Effects of currency translation	(9)	(15)	(8,059)	(8,083)
At December 31, 2019	651	1,142	612,507	614,300

Accumulated depreciation
At December 31,2018	159	210	106,491	106,860
Depreciation during the year	220	386	142,965	143,571
Effects of currency translation	(5)	(8)	(3,234)	(3,247)
At December 31, 2019	374	588	246,222	247,184
Net book value
At December 31, 2018	501	947	510,243	511,691
At December 31, 2019	277	554	366,285	367,116

Depreciation expense for the years ended December 31, 2019 and 2018 was $143,571 and $111,089 respectively.